INCOME TAX EXPENSES (Details - Income tax expense) - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Non-Singapore entity:	$ 0
Income tax expense	0	[1]	$ 178,000	$ 149,000
Singapore Entity [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Non-Singapore entity:	0		15,000	150,000
Under-provision in prior year	0		163,000	0
Deferred tax	0		0	(1,000)
Non-Singapore Entity [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Non-Singapore entity:

[1]	Denotes amount less than US$1,000